11. Segmented information (Tables)	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Segmented information
	June 30, 2016	December 31, 2015
United States	$40,421	$38,323
Canada	14,365	22,501
Other	839	838
	$55,625	$61,662